Operating Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Operating Segment Information
4.	Operating Segment Information

Operating segments are components of the PLDT Group that engage in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of PLDT Group).  The operating results of these operating segments are regularly reviewed by the Management Committee to make decisions about how resources are to be allocated to each of the segments and to assess their performances, and for which discrete financial information is available.

For management purposes, we are organized into business units based on our products and services.  We have three reportable operating segments as follows:

•

Wireless – mobile telecommunications services provided by Smart and DMPI, our mobile service providers; SBI and PDSI, our wireless broadband service providers; and certain subsidiaries of PLDT Global, our mobile virtual network operations, or MVNO, provider;

•

Fixed Line – fixed line telecommunications services primarily provided by PLDT.  We also provide fixed line services through PLDT’s subsidiaries, namely, ClarkTel, SubicTel, Philcom Group, Maratel, BCC, PLDT Global and certain subsidiaries, and Digitel, all of which together account for approximately 1% of our consolidated fixed line subscribers; data center, cloud, cyber security services, managed information technology services and resellership through ePLDT, IPCDSI Group, AGS Group, Curo and ePDS; full service customer rewards and loyalty programs provided by MRSI; and distribution of Filipino channels and content through PGNL and its subsidiaries; and

•	Others – PCEV, PGIH, PLDT Digital and its subsidiaries, and PGIC, our investment companies.

See Note 2 – Summary of Significant Accounting Policies for further discussion.

The Management Committee monitors the operating results of each business unit separately for purposes of making decisions about resource allocation and performance assessment.  Segment performance is evaluated based on net income for the period; earnings before interest, taxes, and depreciation and amortization, or Adjusted EBITDA; Adjusted EBITDA margin; and core income.  Net income for the period is measured consistent with net income in our consolidated financial statements.

Adjusted EBITDA for the period is measured as net income excluding depreciation and amortization, amortization of intangible assets, asset impairment on noncurrent assets, financing costs – net, interest income, equity share in net earnings (losses) of associates and joint ventures, foreign exchange gains (losses) – net, gains (losses) on derivative financial instruments – net, provision for (benefit from) income tax and other income (expenses) – net.

Adjusted EBITDA margin for the period is measured as Adjusted EBITDA divided by service revenues.

Core income for the period is measured as net income attributable to equity holders of PLDT (net income less net income attributable to noncontrolling interests), excluding foreign exchange gains (losses) – net, gains (losses) on derivative financial instruments – net (excluding hedge costs), asset impairment on noncurrent assets, other non-recurring gains (losses), net of tax effect of aforementioned adjustments, as applicable, and similar adjustments to equity share in net earnings (losses) of associates and joint ventures.

Segment revenues, segment expenses and segment results include transfers between business segments.  These transfers are eliminated in full upon consolidation.

Core earnings per common share, or core EPS, for the period is measured as core income divided by the weighted average number of outstanding common shares.  See Note 8 – Earnings Per Common Share for the weighted average number of common shares.

Adjusted EBITDA, Adjusted EBITDA margin, core income and core EPS are non-IFRS measures.

The amounts of segment assets and liabilities and segment profit or loss are based on measurement principles that are similar to those used in measuring the assets and liabilities and profit or loss in our consolidated financial statements, which is in accordance with IFRS.

The segment revenues, net income, and other segment information of our reportable operating segments as at and for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)
December 31, 2019
Revenues
External customers	94,488	74,699	—	—	169,187
Service revenues	88,243	73,112	—	—	161,355
Non-service revenues	6,245	1,587	—	—	7,832
Inter-segment transactions	2,418	14,707	—	(17,125)	—
Service revenues	2,418	14,707	—	(17,125)	—
Non-service revenues	—	—	—	—	—
Total revenues	96,906	89,406	—	(17,125)	169,187

Results
Depreciation and amortization	29,484	16,141	—	(5,969)	39,656
Asset impairment	1,133	3,699	1	—	4,833
Interest income	703	680	362	—	1,745
Equity share in net earnings (losses) of associates and joint ventures	—	568	(2,103)	—	(1,535)
Financing costs – net	6,422	5,078	—	(2,947)	8,553
Provision for (benefit from) income tax	4,423	5,341	(444)	230	9,550
Net income (loss) / Segment profit (loss)	13,101	11,421	(1,769)	33	22,786
Adjusted EBITDA	52,789	33,162	(101)	(6,035)	79,815
Adjusted EBITDA margin	58%	38%	—	—	49%
Core income (loss)	13,685	12,531	(1,151)	46	25,111

Assets and liabilities
Operating assets	287,059	198,468	7,943	(45,929)	447,541
Investments in associates and joint ventures	10	73,386	9,897	(29,430)	53,863
Deferred income tax assets – net	13,102	11,791	(711)	(559)	23,623
Total assets	300,171	283,645	17,129	(75,918)	525,027
Operating liabilities	221,755	229,855	833	(46,289)	406,154
Deferred income tax liabilities	1,986	384	252	(39)	2,583
Total liabilities	223,741	230,239	1,085	(46,328)	408,737

Other segment information
Capital expenditures, including capitalized interest (Note 9)	30,718	42,153	—	—	72,871

December 31, 2018
Revenues
External customers	87,193	74,593	1,128	—	162,914
Service revenues	80,265	71,020	1,084	—	152,369
Non-service revenues	6,928	3,573	44	—	10,545
Inter-segment transactions	2,736	10,629	10	(13,375)	—
Service revenues	2,736	10,628	10	(13,374)	—
Non-service revenues	—	1	—	(1)	—
Total revenues	89,929	85,222	1,138	(13,375)	162,914

Results
Depreciation and amortization	24,778	22,303	159	—	47,240
Asset impairment	3,319	4,746	—	—	8,065
Equity share in net earnings (losses) of associates and joint ventures	62	171	(320)	—	(87)
Interest income	719	812	536	(124)	1,943
Financing costs – net	1,865	5,195	131	(124)	7,067
Provision for income tax	1,333	1,336	1,173	—	3,842
Net income (loss) / Segment profit (loss)	5,725	6,059	7,971	(782)	18,973
Adjusted EBITDA	34,235	30,875	(2,688)	1,605	64,027
Adjusted EBITDA margin	41%	38%	—	—	42%
Core income (loss)	9,760	6,925	9,952	(782)	25,855

Assets and liabilities
Operating assets	230,182	199,557	30,962	(61,075)	399,626
Investments in associates and joint ventures	—	43,426	12,001	—	55,427
Deferred income tax assets – net	16,879	12,479	(1,119)	(542)	27,697
Total assets	247,061	255,462	41,844	(61,617)	482,750
Operating liabilities	168,837	206,812	16,773	(29,319)	363,103
Deferred income tax liabilities	2,321	482	367	(189)	2,981
Total liabilities	171,158	207,294	17,140	(29,508)	366,084

Other segment information
Capital expenditures, including capitalized interest (Note 9)	32,248	26,242	—	—	58,490

December 31, 2017
Revenues
External customers	91,311	66,396	1,226	—	158,933
Service revenues	86,128	62,818	1,226	—	150,172
Non-service revenues	5,183	3,578	—	—	8,761
Inter-segment transactions	1,301	11,945	13	(13,259)	—
Service revenues	1,301	11,939	13	(13,253)	—
Non-service revenues	—	6	—	(6)	—
Total revenues	92,612	78,341	1,239	(13,259)	158,933

Results
Depreciation and amortization	36,776	15,001	138	—	51,915
Asset impairment	6,104	2,098	56	—	8,258
Equity share in net earnings (losses) of associates and joint ventures	(129)	44	2,991	—	2,906
Interest income	305	695	655	(243)	1,412
Financing costs – net	2,247	5,106	214	(197)	7,370
Provision for (benefit from) income tax	(2,787)	3,680	210	—	1,103
Net income (loss) / Segment profit (loss)	(2,215)	7,474	8,825	(618)	13,466
Adjusted EBITDA	36,395	29,478	(1,307)	1,608	66,174
Adjusted EBITDA margin	42%	39%	—	—	44%
Core income (loss)	9,812	8,846	9,628	(618)	27,668

Assets and liabilities
Operating assets	211,983	174,217	34,504	(37,856)	382,848
Investments in associates and joint ventures	—	44,867	1,263	—	46,130
Deferred income tax assets – net	18,826	11,994	—	(354)	30,466
Total assets	230,809	231,078	35,767	(38,210)	459,444
Operating liabilities	153,622	196,451	13,624	(18,802)	344,895
Deferred income tax liabilities	2,656	286	424	—	3,366
Total liabilities	156,278	196,737	14,048	(18,802)	348,261

Other segment information
Capital expenditures, including capitalized interest (Note 9)	27,305	12,994	—	—	40,299

The following table shows the reconciliation of our consolidated net income to our consolidated adjusted EBITDA for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Consolidated net income	22,786	18,973	13,466
Add (deduct) adjustments:
Depreciation and amortization	39,656	47,240	51,915
Provision for income tax (Note 7)	9,550	3,842	1,103
Financing costs – net (Note 5)	8,553	7,067	7,370
Equity share in net losses (earnings) of associates and joint ventures (Note 11)	1,535	87	(2,906)
Amortization of intangible assets (Note 15)	758	892	835
Losses (gains) on derivative financial instruments – net (Note 28)	284	(1,086)	(533)
Impairment of investments (Note 11)	34	172	2,562
Foreign exchange losses (gains) – net (Note 5)	(424)	771	411
Interest income (Note 5)	(1,745)	(1,943)	(1,412)
Noncurrent asset impairment	—	2,122	3,913
Other income – net	(1,172)	(14,110)	(10,550)
Total adjustments	57,029	45,054	52,708
Consolidated Adjusted EBITDA	79,815	64,027	66,174

The following table shows the reconciliation of our consolidated net income to our consolidated core income for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Consolidated net income	22,786	18,973	13,466
Add (deduct) adjustments:
Manpower rightsizing program, or MRP (Note 5)	3,296	1,703	—
Unrealized losses in fair value of investments	675	1,154	—
Losses (gains) on derivative financial instruments – net, excluding hedge costs (Note 28)	233	(1,135)	(724)
Impairment of investments (Note 11)	34	172	2,562
Core income adjustment on equity share in net losses (earnings) of associates and joint ventures	(226)	23	60
Net income attributable to noncontrolling interests	(265)	(57)	(95)
Foreign exchange losses (gains) – net (Note 5)	(424)	771	411
Depreciation due to shortened life of property and equipment	—	4,564	12,816
Noncurrent asset impairment	—	2,122	3,913
Investment written-off	—	362	—
Nonrecurring income	—	(1,018)	—
Net tax effect of aforementioned adjustments	(998)	(1,779)	(4,741)
Total adjustments	2,325	6,882	14,202
Consolidated core income	25,111	25,855	27,668

The following table shows the reconciliation of our consolidated basic and diluted core EPS to our consolidated basic and diluted EPS attributable to common equity holder of PLDT for the years ended December 31, 2019, 2018 and 2017:

	2019		2018		2017
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Consolidated core EPS	115.95	115.95	119.39	119.39	127.79	127.79
Add (deduct) adjustments:
Foreign exchange gains (losses) – net	1.73	1.73	(3.57)	(3.57)	(1.74)	(1.74)
Core income adjustment on equity share in net earnings (losses) of associates and joint ventures	1.05	1.05	(0.11)	(0.11)	(0.28)	(0.28)
Impairment of investments	(0.16)	(0.16)	(0.80)	(0.80)	(11.86)	(11.86)
Gains (losses) on derivative financial instruments – net, excluding hedge costs	(0.75)	(0.75)	4.08	4.08	2.34	2.34
Unrealized losses in fair value of investments	(3.12)	(3.12)	(5.34)	(5.34)	—	—
MRP	(10.73)	(10.73)	(5.52)	(5.52)	—	—
Investment written-off	—	—	(1.68)	(1.68)	—	—
Noncurrent asset impairment	—	—	(9.82)	(9.82)	(13.12)	(13.12)
Depreciation due to shortened life of property and equipment	—	—	(14.06)	(14.06)	(41.52)	(41.52)
Others	—	—	4.71	4.71	—	—
Total adjustments	(11.98)	(11.98)	(32.11)	(32.11)	(66.18)	(66.18)
Consolidated EPS attributable to common equity holders of PLDT (Note 8)	103.97	103.97	87.28	87.28	61.61	61.61

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(in million pesos)
Wireless services
Service revenues:
Mobile	87,823	79,904	83,166
Home broadband	85	155	2,547
MVNO and others	335	206	415
	88,243	80,265	86,128
Non-service revenues:
Sale of mobile handsets and broadband data modems	6,245	6,928	5,183
Total wireless revenues	94,488	87,193	91,311
Fixed line services
Service revenues:
Voice	19,890	21,148	24,303
Data	52,787	49,504	37,445
Miscellaneous	435	368	1,070
	73,112	71,020	62,818
Non-service revenues:
Sale of computers, phone units and SIM cards	1,193	3,056	2,706
Point-product-sales	394	517	872
	1,587	3,573	3,578
Total fixed line revenues	74,699	74,593	66,396
Other services	—	1,128	1,226
Total revenues	169,187	162,914	158,933

Disclosure of the geographical distribution of our revenues from external customers and the geographical location of our total assets are not provided since the majority of our consolidated revenues are derived from our operations within the Philippines.

There is no revenue transaction with a single external customer that accounted for 10% or more of our consolidated revenues from external customers for the years ended December 31, 2019, 2018 and 2017.